Loans (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Recorded investment in non-accrual loans	$ 2,285	$ 4,863
Commercial Real Estate Construction
Recorded investment in non-accrual loans	173	173
Commercial Real Estate Other
Recorded investment in non-accrual loans	1,454	2,851
Total Commercial Loans
Recorded investment in non-accrual loans
Consumer Real Estate
Recorded investment in non-accrual loans	7	28
Consumer Other
Recorded investment in non-accrual loans		1
One-to-Four Family Residential Real Estate
Recorded investment in non-accrual loans	$ 651	$ 1,810